Goodwill and Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Goodwill [Line Items]
Goodwill - gross		¥ 813,353		¥ 768,318
Accumulated impairments		(207,063)		(207,063)
Goodwill		606,290		561,255
Increase (decrease) due to:
Acquisitions		37,113	[1]	72,792	[2]
Sales and dispositions		(60)
Impairments		(112,069)
Translation adjustments		(4,578)		(27,757)
Other		(4,158)
Goodwill - gross		837,533		813,353		¥ 768,318
Accumulated impairments		(314,995)		(207,063)		(207,063)
Goodwill		522,538		606,290		561,255
Mobile Communications
Goodwill [Line Items]
Goodwill - gross		179,331		179,331
Accumulated impairments		(176,045)		(176,045)
Goodwill		3,286		3,286
Increase (decrease) due to:
Impairments						(176,045)
Goodwill - gross		179,331		179,331		179,331
Accumulated impairments		(176,045)		(176,045)		(176,045)
Goodwill		3,286		3,286		3,286
Game & Network Services
Goodwill [Line Items]
Goodwill - gross		152,293		154,399
Goodwill		152,293		154,399
Increase (decrease) due to:
Translation adjustments		(355)		(2,106)
Goodwill - gross		151,938		152,293		154,399
Goodwill		151,938		152,293		154,399
Imaging Products & Solutions
Goodwill [Line Items]
Goodwill - gross		8,637		7,186
Accumulated impairments		(300)		(300)
Goodwill		8,337		6,886
Increase (decrease) due to:
Acquisitions	[2]			1,589
Translation adjustments		(186)		(138)
Goodwill - gross		8,451		8,637		7,186
Accumulated impairments		(300)		(300)		(300)
Goodwill		8,151		8,337		6,886
Home Entertainment & Sound
Goodwill [Line Items]
Goodwill - gross		5,320		5,320
Accumulated impairments		(5,320)		(5,320)
Increase (decrease) due to:
Goodwill - gross		5,320		5,320		5,320
Accumulated impairments		(5,320)		(5,320)		(5,320)
Semiconductors
Goodwill [Line Items]
Goodwill - gross		49,621		33,006
Goodwill		49,621		33,006
Increase (decrease) due to:
Acquisitions	[2]			18,035
Translation adjustments		(77)		(1,420)
Other		(1,475)
Goodwill - gross		48,069		49,621		33,006
Goodwill		48,069		49,621		33,006
Components
Goodwill [Line Items]
Goodwill - gross		7,150		4,756
Goodwill		7,150		4,756
Increase (decrease) due to:
Acquisitions	[2]			2,599
Translation adjustments		(11)		(205)
Other		(2,683)
Goodwill - gross		4,456		7,150		4,756
Goodwill		4,456		7,150		4,756
Pictures
Goodwill [Line Items]
Goodwill - gross		221,517		224,239
Goodwill		221,517		224,239
Increase (decrease) due to:
Acquisitions		29,363	[1]	12,082	[2]
Sales and dispositions		(60)
Impairments		(112,069)
Translation adjustments		(598)		(14,804)
Goodwill - gross		246,085		221,517		224,239
Accumulated impairments		(107,932)
Goodwill		138,153		221,517		224,239
Music
Goodwill [Line Items]
Goodwill - gross		162,078		132,675
Accumulated impairments		(306)		(306)
Goodwill		161,772		132,369
Increase (decrease) due to:
Acquisitions		7,689	[1]	38,487	[2]
Translation adjustments		(3,351)		(9,084)
Goodwill - gross		166,416		162,078		132,675
Accumulated impairments		(306)		(306)		(306)
Goodwill		166,110		161,772		132,369
Financial Services
Goodwill [Line Items]
Goodwill - gross		3,020		3,020
Accumulated impairments		(706)		(706)
Goodwill		2,314		2,314
Increase (decrease) due to:
Acquisitions	[1]	61
Goodwill - gross		3,081		3,020		3,020
Accumulated impairments		(706)		(706)		(706)
Goodwill		2,375		2,314		2,314
All Other
Goodwill [Line Items]
Goodwill - gross		24,386		24,386
Accumulated impairments		(24,386)		(24,386)
Increase (decrease) due to:
Goodwill - gross		24,386		24,386		24,386
Accumulated impairments		¥ (24,386)		¥ (24,386)		¥ (24,386)

[1]	Acquisitions for the fiscal year ended March 31, 2017 relate mainly to the TEN Sports Network acquisition in the Pictures segment. Refer to Note 24.
[2]	Acquisitions for the fiscal year ended March 31, 2016 relate mainly to the Altair Semiconductor Ltd. ("Altair") acquisition in the Semiconductors segment and the Components segment, and the Orchard Media, Inc. ("The Orchard") acquisition in the Music segment. Refer to Note 24.